Consolidating financial information - Income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidating financial information
Net interest income	£ 8,987	£ 8,708	£ 8,767
Non-interest income	4,146	3,882	4,156
Total income	13,133	12,590	12,923
Operating expenses	(10,401)	(16,194)	(16,353)
Impairment (losses)/releases	(493)	(478)	727
Operating profit/(loss) before tax	2,239	(4,082)	(2,703)
Tax credit/(charge)	(824)	(1,166)	(23)
Profit/(loss) from continuing operations	1,415	(5,248)	(2,726)
Profit from discontinued operations, net of tax			1,541
(Loss)/profit for the year	1,415	(5,248)	(1,185)
Attributable to:
Non-controlling interests	35	10	409
Preference shareholders	234	260	297
Paid-in equity holders	394	244	88
Dividend access share		1,193
Ordinary shareholders	752	(6,955)	(1,979)
(Loss)/profit for the year	1,415	(5,248)	(1,185)
RBSG plc
Consolidating financial information
Net interest income	203	267	401
Non-interest income	1,390	(4,945)	(2,239)
Total income	1,593	(4,678)	(1,838)
Operating expenses	(122)	(738)	38
Impairment (losses)/releases			(5)
Operating profit/(loss) before tax	1,471	(5,416)	(1,805)
Tax credit/(charge)	(187)	7	(177)
Profit/(loss) from continuing operations	1,284	(5,409)	(1,982)
(Loss)/profit for the year	1,284	(5,409)	(1,982)
Attributable to:
Preference shareholders	234	260	297
Paid-in equity holders	390	235	79
Dividend access share		1,193
Ordinary shareholders	660	(7,097)	(2,358)
(Loss)/profit for the year	1,284	(5,409)	(1,982)
RBS plc
Consolidating financial information
Net interest income	(26)	4	(172)
Non-interest income	909	1,066	1,227
Total income	883	1,070	1,055
Operating expenses	(1,601)	(3,864)	(4,138)
Impairment (losses)/releases	77	73	258
Operating profit/(loss) before tax	(641)	(2,721)	(2,825)
Tax credit/(charge)	168	(199)	504
Profit/(loss) from continuing operations	(473)	(2,920)	(2,321)
Profit from discontinued operations, net of tax	(510)	(531)	1,290
(Loss)/profit for the year	(983)	(3,451)	(1,031)
Attributable to:
Preference shareholders		23	44
Ordinary shareholders	(983)	(3,474)	(1,075)
(Loss)/profit for the year	(983)	(3,451)	(1,031)
Subsidiaries
Consolidating financial information
Net interest income	6,157	6,050	6,988
Non-interest income	(674)	(5,099)	(448)
Total income	5,483	951	6,540
Operating expenses	(3,946)	(5,911)	(8,625)
Impairment (losses)/releases	(370)	(4)	314
Operating profit/(loss) before tax	1,167	(4,964)	(1,771)
Tax credit/(charge)	(853)	(827)	(552)
Profit/(loss) from continuing operations	314	(5,791)	(2,323)
Profit from discontinued operations, net of tax			16
(Loss)/profit for the year	314	(5,791)	(2,307)
Attributable to:
Non-controlling interests	5	5	2
Ordinary shareholders	309	(5,796)	(2,309)
(Loss)/profit for the year	314	(5,791)	(2,307)
Inter segment/consolidation adjustments
Consolidating financial information
Net interest income	2,653	2,387	1,550
Non-interest income	2,521	12,860	5,616
Total income	5,174	15,247	7,166
Operating expenses	(4,732)	(5,681)	(3,628)
Impairment (losses)/releases	(200)	(547)	160
Operating profit/(loss) before tax	242	9,019	3,698
Tax credit/(charge)	48	(147)	202
Profit/(loss) from continuing operations	290	8,872	3,900
Profit from discontinued operations, net of tax	510	531	235
(Loss)/profit for the year	800	9,403	4,135
Attributable to:
Non-controlling interests	30	5	407
Preference shareholders		(23)	(44)
Paid-in equity holders	4	9	9
Ordinary shareholders	766	9,412	3,763
(Loss)/profit for the year	800	9,403	4,135
IAS 27 | RBSG plc
Consolidating financial information
Increase (decrease) in results of investments using the equity method	92	142	379
Increase (decrease) in net assets	(6,631)	(6,108)
IAS 27 | RBS plc
Consolidating financial information
Increase (decrease) in results of investments using the equity method	934	(1,316)	£ (875)
Increase (decrease) in net assets	£ (9,319)	£ (10,119)